Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - Liquidity risk [member] $ in Millions	Dec. 31, 2018 MXN ($)
Less than 1 year [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	$ 5,859
Loans from banks	9,373
Obligations under finance leases	152
Less than 1 year [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	633
1-2 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	11,105
Loans from banks	2,885
Obligations under finance leases	135
1-2 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	913
2-3 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	3,812
Loans from banks	10,619
Obligations under finance leases	70
2-3 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	554
3-4 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	2,867
Loans from banks	1,075
Obligations under finance leases	16
3-4 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	34
4-5 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	63,086
Loans from banks	541
4-5 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	(11,709)
Later than 5 years [member] | Non-derivative Financial Liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	50,681
Loans from banks	24
Later than 5 years [member] | Derivative financial liabilities [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Derivative financial liabilities	$ 160